Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Computers	24,668	24,668	19,062
Office equipment	2,202	2,202	1,702
Subtotal	26,870	26,870	20,764
Less: Accumulated depreciation	(26,578)	(26,780)	(20,694)
Property and equipment, net	292	90	70